Exploration and Evaluation Assets (Tables)	12 Months Ended
Mar. 31, 2023
Exploration and Evaluation Assets [Abstract]
Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position	Exploration and evaluation assets deferred to the statements of financial position at March 31, 2023 and 2022 are as follows:
	March 31, 2022	Additions	Recovery	Write-off	March 31, 2023
Abitibi Lithium	$1,767,000	$-	$-	$-	$1,767,000
Augustus Lithium	335,000	258,290	-	-	593,290
Canadian Lithium	176,250	52,631	-	-	228,881
Electron Lithium	981,250	200,000	(530,845)	-	650,405
Falcon Lake	50,000	107,500	(157,500)	-	-
Gaspésie Peninsula	-	288,500	-	(288,500)	-
Jubilee Lithium	-	20,000	-	-	20,000
Kokanee Creek	932,125	-	-	-	932,125
McNeely	820,000	-	-	-	820,000
North Spirit	-	442,105	-	-	442,105
Red Lake	792,750	-	-	(792,750)	-
Rose West	-	884,000	-	-	884,000
Senay Lithium	-	900,000	-	-	900,000
Titan Gold	150,500	28,000	-	-	178,500
Trix Lithium	-	75,000	-	-	75,000
	$6,004,875	$3,256,026	$(688,345)	$(1,081,250)	$7,491,306
	March 31,					March 31,
	2021	Additions	Recovery	Write-off		2022
Abitibi Lithium	$-	$1,767,000	$-	$-		$1,767,000
Augustus Lithium	112,500	222,500	-	-		335,000
Bald Eagle	-	203,500	-	(203,500)		-
Canadian Lithium	80,000	96,250	-	-		176,250
Electron Lithium	-	981,250	-	-		981,250
Falcon Lake	-	50,000	-	-		50,000
Kokanee Creek	163,375	768,750	-	-		932,125
McNeely	-	820,000	-	-		820,000
Phyllis Cobalt	201,750	-	-	(201,750)	(i)	$-
Red Lake	-	792,750	-	-		792,750
Scramble Mine	66,000	-	-	(66,000)		-
Shaw Gold	130,000	-	-	(130,000)		-
Titan Gold	132,500	18,000	-	-		150,500
	$886,125	$5,720,000	$-	$(601,250)		$6,004,875

(i) Included in the write-off of the Phyllis Cobalt property is $121,000 of previously accrued acquisition costs.

Schedule of Common Share Issuances and Exploration Expenditures to Acquire Interest
Due Dates	Option payments ($)	Issuance of FE Battery common shares	Minimum exploration expenditures ($)	Cumulative exploration expenditure ($)
On signing (paid and issued)	35,000	131,579	Nil	Nil
January 18, 2022 (paid, issued and completed)	40,000	131,579	50,000	50,000
October 29, 2022 (paid, issued and completed)	105,000	613,158	500,000	550,000
Due Dates	Option payments ($)	Issuance of FE Battery common shares	Minimum exploration expenditures ($)	Cumulative exploration expenditure ($)
On signing (paid and issued)	17,500	713,158	Nil	Nil
March 31, 2023	17,500	100,000	Nil	Nil
December 15, 2023	40,000	200,000	100,000	100,000
December 15, 2024	50,000	400,000	400,000	500,000
December 15, 2025	60,000	500,000	2,000,000	2,500,000
Due Dates	Option payments ($)	Issuance of FE Battery common shares	Minimum exploration expenditures ($)	Cumulative exploration expenditure ($)
On signing (paid and issued)	20,000	26,316	Nil	Nil
September 1, 2020	35,000	39,474 (issued)	75,000 (completed)	75,000 (completed)
December 31, 2020	35,000	39,474	25,000 (completed)	100,000 (completed)
June 1, 2021	50,000	52,632	25,000 (completed)	125,000 (completed)
Due Dates	Option payments ($)	Issuance of FE Battery common shares	Minimum exploration expenditures ($)	Cumulative exploration expenditure ($)
On signing (issued)	Nil	105,263	Nil	Nil
September 1, 2020 (completed)	Nil	Nil	30,000	30,000
June 2, 2021	Nil	78,947	40,000	70,000
June 2, 2022	Nil	78,947	80,000	150,000
June 2, 2023	100,000	Nil	100,000	250,000
Due Dates	Option payments ($)	Issuance of FE Battery common shares	Minimum exploration expenditures ($)	Cumulative exploration expenditure ($)
On signing	25,000 (paid)	83,333 (accrued)	Nil	Nil
March 13, 2024	25,000	1,500,000	100,000	100,000
March 13, 2025	25,000	500,000	200,000	300,000
March 13, 2026	100,000	500,000	400,000	700,000

Schedule of Option Payments and Shares Issuances to Acquire	On February 3, 2023, the Company had completed the following option payments and shares issuances to acquire a 100% interest of the Canadian Lithium Property.
Due Dates	Option payments ($)	Issuance of FE Battery common shares
On signing (paid and issued)	15,000	85,526
February 3, 2022 (paid and issued)	20,000	65,790
February 3, 2023 (paid and issued)	25,000	78,947
Due Dates	Option payments ($)	Issuance of FE Battery common shares
On signing (paid and issued)	100,000	986,842
September 2, 2022 (paid)	100,000	Nil
March 2, 2023 (paid)	100,000	Nil
Due Dates	Option payments ($)	Issuance of FE Battery common shares
On signing (paid and issued)	15,000	26,316
October 21, 2022 (paid and issued)	70,000	131,579
Due Dates	Option payments ($)	Issuance of FE Battery common shares
On signing (paid)	10,000	Nil
December 31, 2021 (paid and issued)	35,500	657,895
March 31, 2022 (issued)	Nil	730,263
Due Dates	Option payments ($)	Issuance of FE Battery common shares
On signing (paid and issued)	12,500	157,895
October 2, 2021 (paid)	18,000	Nil
October 2, 2022 (paid)	28,000	Nil
October 2, 2023	40,000	Nil

Schedule of Option to Acquire Option Payments
Due Dates	Option payments ($)
December 1, 2024 (paid)	20,000
December 1, 2025	30,000
Due Dates	Issuance of FE Battery common shares
March 4, 2023 (accrued)	1,500,000
March 4, 2024	1,500,000

Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss	Exploration and evaluation expenditures recorded in the statements of loss and comprehensive loss for the year ended March 31, 2023, 2022 and 2021 are as follows:
Year ended March 31, 2023	Assay and sampling	Drilling and mobilization	Field expenditures	Geological Consulting	Geological and Technical Services	Land claims and property taxes	Total March 31, 2023
Ontario
Jubilee Lithium	$-	$-	$-	$29,465	$34,830		$64,295
Trix Lithium	7,000			25,750			32,750
Quebec
Titan Gold	36,450	-	32,400	20,250	-	-	89,100
Augustus Lithium	20,634	733,741	216,690	176,850	326,948		1,474,863
General Exploration	8,401	-	2,214	149,050	-	-	159,665
Total	$72,485	$733,741	$251,304	$401,365	$361,778	$-	$1,820,673
Year ended March 31, 2022	Assay and sampling	Drilling and mobilization	Field expenditures	Geological Consulting	Geological and Technical Services	Land claims and property taxes	Total March 31, 2022
British Columbia
Kokanee Creek	$-	$-	$17,000	$47,500	$10,000	$-	$74,500
Ontario
Phyllis Cobalt	9,797	11,250	-	-	-	-	21,047
Quebec
Titan Gold	-	-	-	75	-	-	75
Augustus Lithium	115,584	822,454	208,742	280,223	73,665	1,593	1,502,261
General Exploration	-	-	-	11,238	-	-	11,238
Total	$125,381	$833,704	$225,742	$339,036	$83,665	$1,593	$1,609,121
Year ended March 31, 2021	Assay and sampling	Drilling and mobilization	Field expenditures	Geological Consulting	Geological and Technical Services	Land claims and property taxes	Total March 31, 2021
British Columbia
Kokanee Creek	$5,000	$-	$11,600	$17,500	$13,520	$1,200	$48,820
Ontario
Scramble Mine Gold	6,472	-	3,169	34,826	4,762	-	49,229
Shaw Gold	-	-	713	-	-	-	713
Quebec
Titan Gold	-	3,200	-	2,700	44,737	-	50,637
Augustus Lithium	4,163	-	9,331	30,450	24,408	-	68,352
Canadian Lithium	-	-	-	3,500	11,250	-	14,750
General Exploration	-	-	4,100	9,500	-	-	13,600
Total	$15,635	$3,200	$28,913	$98,476	$98,677	$1,200	$246,101